Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	September 30, 2019
(Unaudited)

Security Description	Shares or Principal Amount		Value
Common Stocks (2.3%)

Communication Services (1.6%):
AMC Networks, Inc., Class A(a)	3,000		$147,480
Cinemark Holdings, Inc.	2,500		96,600
TEGNA, Inc.	17,000		264,010
			508,090
Consumer Discretionary (0.7%):
Wynn Resorts Ltd.	2,000		217,440
Total Common Stocks (Cost $731,228)			725,530

Senior Secured Loans (26.7%)
1199169 BC ULC, 6.10% (LIBOR03M+400bps), 4/6/26, Callable 11/6/19 @ 100(b)	$87,413		87,767
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 6.60% (LIBOR03M+450bps), 5/4/25(b)	393,134		359,839
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.79% (LIBOR01M+775bps), 8/15/25, Callable 11/6/19 @ 100(b)	500,000		431,460
Avaya, Inc., 1st Lien Term Loan B, 6.43% (LIBOR02M+425bps), 12/15/24, Callable 11/6/19 @ 100(b)	128,490		121,826
Avaya, Inc., 1st Lien Term Loan B, 6.28% (LIBOR01M+425bps), 12/15/24(b)	215,385		204,213
Bass Pro Group LLC, Term Loan B, 7.04% (LIBOR01M+500bps), 12/16/23, Callable 11/6/19 @ 100(b)	487,525		468,756
Caesars Resort Collection LLC, 1st Lien Term Loan B, 5.15% (LIBOR01M+275bps), 10/2/24(b)	—	(c)	—	(c)
Clear Channel Outdoor Holdings, Inc., 5.54% (LIBOR01M+350bps), 8/7/26(b)	250,000		250,535
CPM Holdings, Inc., 1st Lien Term Loan, 5.79% (LIBOR01M+375bps), 11/17/25, Callable 11/6/19 @ 100(b)	198,500		195,461
Crown Finance US, Inc., 1st Lien Term Loan B, 4.29% (LIBOR01M+225bps), 2/7/25, Callable 11/6/19 @ 100(b)(d)	286,855		284,813
Dayco Products LLC, 6.37% (LIBOR03M+425bps), 5/19/24, Callable 11/6/19 @ 100(b)	488,750		437,431
Diamond Sports Group LLC, 5.30% (LIBOR01M+325bps), 8/24/26, Callable 11/6/19 @ 101(b)	250,000		251,250
Dynasty Acquisition Co., Inc., 6.10% (LIBOR03M+400bps), 4/6/26, Callable 11/6/19 @ 100(b)	162,587		163,248
GTT Communications, Inc., 1st Lien Term Loan B, 4.79% (LIBOR01M+275bps), 5/31/25, Callable 11/6/19 @ 100(b)	124,684		99,991
Hertz Corp., Term Loan B1, 4.80% (LIBOR01M+275bps), 6/30/23, Callable 11/6/19 @ 100(b)(e)	482,188		482,188
Holley Purchaser, Inc., 1st Lien Term Loan, 7.26% (LIBOR03M+500bps), 10/24/25, Callable 10/26/19 @ 100(b)	198,500		193,041
II-VI Inc., 1st Lien Term Loan, 5.54% (LIBOR01M+350bps), 5/8/26(b)	250,000		250,000
LifeScan Global Corp., 1st Lien Term Loan, 8.66% (LIBOR06M+600bps), 6/19/24, Callable 11/6/19 @ 100(b)(e)	473,750		426,081
Navistar, Inc., 1st Lien Term Loan B, 5.53% (LIBOR01M+350bps), 11/2/24, Callable 11/6/19 @ 100(b)	244,389		242,937
Nexstar Broadcasting, Inc., 1st Lien Term Loan, 4.81% (LIBOR01M+275bps), 6/20/26(b)	250,000		251,015

Security Description	Principal Amount	Value
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 10.86% (LIBOR03M+875bps), 7/1/24, Callable 11/6/19 @ 100(b)	$250,000	$250,000
Radiate Holdco LLC, 5.04% (LIBOR01M+300bps), 2/1/24, Callable 11/6/19 @ 100(b)	241,823	240,723
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.79% (LIBOR01M+275bps), 2/5/23, Callable 11/6/19 @ 100(b)	253,007	253,324
SIWF Holdings, Inc., 10.55% (LIBOR01M+850bps), 5/26/26(b)	500,000	471,250
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 7.79% (LIBOR01M+575bps), 10/1/25, Callable 11/6/19 @ 100(b)	497,500	497,191
Sprint Communications, Inc., 1st Lien Term Loan B, 4.56% (LIBOR01M+250bps), 2/2/24, Callable 11/6/19 @ 100(b)(e)	492,424	488,578
Stars Group Holdings BV, 5.60% (LIBOR03M+350bps), 6/27/25, Callable 11/6/19 @ 100(b)	444,799	446,467
Tenneco, Inc., 1st Lien Term Loan B, 5.04% (LIBOR01M+300bps), 6/18/25, Callable 11/6/19 @ 100(b)	198,500	186,094
UTZ Quality Foods LLC, 2nd Lien Term Loan, 9.29% (LIBOR01M+725bps), 11/21/25, Callable 11/6/19 @ 101(b)	300,000	297,000
Total Senior Secured Loans (Cost $8,517,776)		8,332,479

Corporate Bonds (66.4%)

Communication Services (7.7%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06 (f)	500,000	454,655
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	400,000	412,852
Cablevision Systems Corp., 5.88%, 9/15/22	500,000	539,800
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 11/7/19 @ 101.63 (f)	215,000	199,198
Hughes Satellite Systems Corp., 6.63%, 8/1/26 (f)	500,000	543,810
Telesat Canada/Telesat LLC, 6.50%, 10/15/27, Callable 10/15/22 @ 103.25 (e)	200,000	203,504
		2,353,819
Consumer Discretionary (13.1%):
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (f)	400,000	388,028
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	392,000	415,830
Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	400,000	439,096
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (d)	500,000	521,590
Installed Building Products, Inc., 5.75%, 2/1/28, Callable 2/1/23 @ 102.88 (d)	200,000	205,996
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	273,943
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (d)	250,000	253,160
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (d)	300,000	318,270
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (d)	500,000	547,224
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (d)(f)	150,000	157,182
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	522,505
		4,042,824
Consumer Staples (7.1%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 11/7/19 @ 104.31	500,000	515,875

Security Description	Principal Amount	Value
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (d)	$125,000	$132,498
B&G Foods, Inc., 5.25%, 4/1/25, Callable 4/1/20 @ 103.94 (f)	200,000	204,822
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (g)	500,000	518,885
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (d)	500,000	472,589
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (d)	330,000	358,958
		2,203,627
Energy (0.4%):
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63 (d)	125,000	132,724

Financials (8.8%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (d)	225,000	242,397
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (d)(f)	250,000	259,753
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (d)(g)	500,000	531,139
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 107.25 (d)	500,000	529,400
Eagle Holding Co. II LLC, 7.75%, 5/15/22, Callable 11/7/19 @ 101 (d)(h)	250,000	252,265
Gray Escrow, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (d)	120,000	131,767
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 11/7/19 @ 101.83	250,000	233,775
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (d)(f)	250,000	254,500
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (d)	300,000	317,175
		2,752,171
Health Care (9.4%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 11/7/19 @ 101.59 (d)(f)	500,000	436,715
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (d)(g)	250,000	281,418
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06	500,000	518,810
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (d)	200,000	194,230
Endo Finance LLC, 6.00%, 2/1/25, Callable 2/1/20 @ 103 (d)	200,000	117,534
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 11/7/19 @ 100 (d)(g)	300,000	293,349
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (d)	300,000	321,390
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (d)	250,000	253,645
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (d)	500,000	532,935
		2,950,026
Industrials (13.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/7/19 @ 103.69 (d)	500,000	426,259
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (g)	300,000	299,238
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 11/7/19 @ 102 (d)	250,000	222,428
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (d)(f)	470,000	460,905
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94	400,000	397,736
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	500,000	521,165
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (d)(f)	500,000	492,280
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (d)(f)(g)	250,000	254,993
TransDigm, Inc., 6.50%, 7/15/24, Callable 11/7/19 @ 103.25	400,000	412,724
Triumph Group, Inc.

Security Description	Shares or Principal Amount	Value
4.88%, 4/1/21, Callable 10/24/19 @ 100	$250,000	$250,190
6.25%, 9/15/24, Callable 9/15/20 @ 103.13 (d)	150,000	155,988
United Rentals, Inc., 6.50%, 12/15/26, Callable 12/15/21 @ 103.25 (f)	200,000	218,064
		4,111,970
Materials (6.6%):
Ardagh Packaging Finance PLC/Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5	450,000	470,349
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (d)	400,000	424,160
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5	670,000	699,346
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (d)(f)	330,000	275,570
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (f)(g)	250,000	234,360
		2,103,785
Total Corporate Bonds (Cost $20,165,521)		20,650,946

Collateral for Securities Loaned^ (11.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(i)	807,343	807,343
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(i)	916,804	916,804
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(i)	27,007	27,007
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(i)	511,236	511,236
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(i)	444,003	444,003
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(i)	793,785	793,785
Total Collateral for Securities Loaned (Cost $3,500,178)		3,500,178
Total Investments (Cost $32,914,703) — 106.6%		33,209,133
Liabilities in excess of other assets — (6.6)%		(2,042,243)
NET ASSETS - 100.00%		$31,166,890

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(c)	Rounds to less than $1.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $11,047,199 and amounted to 35.4% of net assets.

(e)	Security purchased on a when-issued basis.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(h)	Security is PIK.
(i)	Rate disclosed is the daily yield on September 30, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PIK—Payment-in-Kind

PLC—Public Limited Company

ULC—Unlimited Liability Co.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (2.3%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 4/18/22 @ 100(a)	$1,000,000	$1,016,866
CarMax Auto Owner Trust, Series 2015-3, Class B, 2.28%, 4/15/21, Callable 11/15/19 @ 100	3,225,000	3,224,158
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.66% (LIBOR01M+26bps), 4/25/35, Callable 2/25/20 @ 100(b)	460,914	458,850
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 5/15/21 @ 100(a)	1,605,950	1,605,638
Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.03%, 9/15/22, Callable 6/15/21 @ 100(a)	4,250,000	4,260,115
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)	3,825,000	3,858,779
Total Asset Backed Securities (Cost $14,353,763)		14,424,406

Collateralized Mortgage Obligations (1.8%)
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	4,437,683	4,529,282
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45(a)(c)	3,250,000	3,451,490
Morgan Stanley BAML Trust, Series 2013-C13, Class A2, 2.94%, 11/15/46(a)	61,344	61,682
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,421,876
Total Collateralized Mortgage Obligations (Cost $12,518,460)		11,464,330

Corporate Bonds (33.5%)

Communication Services (2.1%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	1,000,000	1,010,010
AT&T, Inc.
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)(d)	1,429,000	1,464,196
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	2,030,000	2,212,396
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	2,433,000	2,819,628
SES Global Americas Holdings GP, 5.30%, 3/25/44 (e)	2,475,000	2,569,644
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	1,323,000	1,479,881
3.38%, 2/15/25 (a)(d)	1,404,000	1,481,262
		13,037,017
Consumer Discretionary (2.6%):
Best Buy Co., Inc., 4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)(d)	1,747,000	1,896,945
General Motors Co., 4.88%, 10/2/23 (a)	2,072,000	2,217,765
Hasbro, Inc., 6.35%, 3/15/40 (d)	2,155,000	2,533,935
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	4,305,000	4,521,928
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	2,624,000	2,998,550
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	1,220,000	1,271,704
		15,440,827
Consumer Staples (2.3%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	2,388,000	2,552,819
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)(d)	1,474,000	1,677,854

Security Description	Principal Amount	Value
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	$1,000,000	$1,191,930
Mead Johnson Nutrition Co.
3.00%, 11/15/20	3,000,000	3,024,330
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	2,091,000	2,545,186
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	2,046,741
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100 (d)	1,285,000	1,560,080
		14,598,940
Energy (3.4%):
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	4,430,000	4,743,866
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	2,084,000	2,164,297
Ecopetrol SA, 5.88%, 9/18/23 (a)(d)	1,946,000	2,166,229
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	657,000	776,909
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,600,737
5.85%, 12/15/45, Callable 6/15/45 @ 100	850,000	958,163
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	2,215,000	2,214,889
Statoil ASA, 3.95%, 5/15/43	930,000	1,053,299
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	1,622,000	1,725,565
6.63%, 6/15/37	2,520,000	3,255,991
		20,659,945
Financials (11.8%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,508,433
4.75%, 1/15/49, Callable 7/15/48 @ 100	341,000	416,504
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,906,687
Bank of America Corp.
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(b)	1,875,000	1,877,100
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,523,905
4.20%, 8/26/24 (a)	1,931,000	2,071,596
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	1,775,000	1,846,479
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,601,901
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	2,669,000	2,761,321
Cincinnati Financial Corp., 6.13%, 11/1/34	2,170,000	2,951,915
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	3,443,000	3,492,545
4.45%, 9/29/27 (a)	1,781,000	1,942,430
3.88%(LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (b)	813,000	886,568
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	3,105,000	3,271,894
HSBC Holdings PLC, 5.10%, 4/5/21 (a)	5,000,000	5,210,350
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	3,400,000	3,485,816
5.60%, 7/15/41	980,000	1,325,450
KeyBank NA, 2.25%, 3/16/20	6,523,000	6,528,740
Morgan Stanley
4.88%, 11/1/22 (a)	2,718,000	2,916,849
3.75%, 2/25/23 (a)	3,000,000	3,138,330
3.13%, 7/27/26, MTN	5,500,000	5,668,740
Newcrest Finance Pty Ltd., 5.75%, 11/15/41	1,720,000	2,058,582
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,544,404
5.75%, 1/24/22 (a)	2,750,000	2,963,125
Wells Fargo & Co., 4.90%, 11/17/45 (a)	1,450,000	1,727,878
		72,627,542

Security Description	Principal Amount	Value
Health Care (3.1%):
Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100 (a)	$2,509,000	$2,554,363
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)(d)	2,905,000	2,910,868
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	2,052,979
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (e)	4,325,000	4,618,884
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)(d)	6,150,000	6,417,341
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	1,234,000	1,253,806
		19,808,241
Industrials (2.3%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	855,797
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	2,465,000	2,556,230
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (a)	1,839,000	1,866,695
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,724,299
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	1,270,000	1,376,515
6.25%, 12/1/37	1,151,000	1,598,094
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	923,000	927,633
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,275,626
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,735,493
		14,916,382
Information Technology (2.2%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	974,000	1,224,435
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	1,448,000	1,462,422
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	1,571,000	1,733,708
Micron Technology, Inc., 4.19%, 2/15/27, Callable 12/15/26 @ 100	2,105,000	2,163,055
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	1,345,000	1,369,815
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	1,230,000	1,232,522
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	1,512,000	1,850,628
Tyco Electronics Group SA, 7.13%, 10/1/37	650,000	937,996
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	1,465,000	1,485,671
		13,460,252
Materials (1.0%):
Celanese US Holdings LLC, 4.63%, 11/15/22	1,870,000	1,986,015
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)(d)	2,179,000	2,244,718
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	1,415,000	1,520,856
5.20%, 11/2/40	723,000	938,512
		6,690,101
Utilities (2.7%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	1,800,000	1,857,078
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,613,362
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	2,332,000	2,495,030
Iberdrola International BV
6.75%, 9/15/33	373,000	471,200
6.75%, 7/15/36 (d)	783,000	1,081,284
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	853,452
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	2,765,000	2,814,576
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,877,679
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,433,845

Security Description	Principal Amount	Value
Union Electric Co., 3.25%, 10/1/49, Callable 4/1/49 @ 100 (f)	$725,000	$726,958
		16,224,464
Total Corporate Bonds (Cost $198,721,208)		207,463,711

Residential Mortgage Backed Securities (0.7%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.45%, 10/25/33, Callable 10/25/19 @ 100(a)(c)	989,718	989,718
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.72% (LIBOR01M+132bps), 10/25/32, Callable 10/25/19 @ 100(b)	919,146	923,263
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 10/25/19 @ 100(a)	29,150	29,150
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 7/25/27 @ 100(a)(c)	1,463,269	1,483,916
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/19 @ 100(a)	13,339	13,339
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 4.91%, 11/25/34, Callable 10/25/19 @ 100(a)(c)	815,201	815,201
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/19 @ 100(a)	4,830	4,830
Total Residential Mortgage Backed Securities (Cost $4,252,637)		4,259,417

U.S. Government Mortgage Backed Agencies (43.7%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39 (a)	1,875,062	2,066,934
Series 4139, Class DA, 1.25%, 12/15/27 (a)	6,570,735	6,356,252
Series 4395, Class PA, 2.50%, 4/15/37 (a)	2,653,401	2,666,087
7.00%, 9/1/38 (a)	46,685	57,104
Series 4290, Class CA, 3.50%, 12/15/38 - 3/1/49 (a)	56,312,105	58,465,717
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	7,849,898	7,804,414
4.00%, 1/1/41 (a)	1,380,758	1,477,324
4.50%, 1/1/41 - 12/1/45 (a)	12,623,253	13,646,984
Series 4444, Class CH, 3.00%, 1/15/41	237,642	241,759
Series 4049, Class AB, 2.75%, 12/15/41 (a)	1,258,741	1,270,405
Series 4494, Class JA, 3.75%, 5/15/42 (a)	5,111,739	5,288,380
		99,341,360
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	2,603,302	3,050,638
5.00%, 4/1/23 - 12/1/39 (a)	1,206,621	1,327,214
7.50%, 12/1/29 (a)	40,671	47,897
8.00%, 1/1/30 - 9/1/30 (a)	22,375	26,717
Series 94, Class DV, 4.00%, 3/25/30 - 10/1/48 (a)	35,877,342	37,980,046
7.00%, 2/1/32 - 6/1/32 (a)	34,904	41,654
4.63%(LIBOR12M+166bps), 12/1/36 (a)(b)	134,375	138,842
5.50%, 1/1/38 - 2/1/39 (a)	812,126	913,819
4.50%, 12/1/38 - 6/1/40 (a)	8,019,069	8,425,323
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (a)	7,892,482	7,916,746
Series 2013-137, Class A, 3.50%, 3/25/40 - 12/25/50 (a)	31,389,256	32,269,384
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/25/49 (a)	49,103,618	50,253,028
Series 2013-81, Class KA, 2.75%, 9/25/42 (a)	5,306,966	5,355,795
Series 2013-44, Class PB, 1.75%, 1/25/43 (a)	5,791,540	5,641,681
		153,388,784
Government National Mortgage Association
6.00%, 10/15/32 (a)	89,781	102,570

Security Description	Shares or Principal Amount	Value
Series 2014-42, Class AD, 2.50%, 7/16/41	$438,305	$443,327
Series 2019-85, Class KG, 3.00%, 6/20/43	5,481,705	5,555,315
Series 2016-116, Class GA, 1.75%, 11/20/44 (a)	10,654,990	10,424,347
4.50%, 2/20/49	1,512,734	1,579,284
		18,104,843
Multi-family (0.0%):(g)

Collateralized Mortgage Obligations (0.0%):(g)
Government National Mortgage Association
6.00%, 12/15/33 (a)	31,900	36,845
Total U.S. Government Mortgage Backed Agencies (Cost $266,359,987)		270,871,832

U.S. Treasury Obligations (16.3%)
U.S. Treasury Bills, 2.10%, 11/14/19 (a)(h)	39,625,000	39,538,701
U.S. Treasury Bonds
3.00%, 2/15/48	7,395,000	8,779,252
3.00%, 2/15/49	28,621,000	34,126,070
U.S. Treasury Notes
2.25%, 3/31/21	1,902,000	1,916,042
1.50%, 8/15/22	959,000	956,827
2.38%, 2/29/24	2,253,000	2,331,151
2.00%, 8/15/25 (a)	2,849,000	2,912,435
2.88%, 8/15/28	5,520,000	6,069,413
2.63%, 2/15/29	4,341,000	4,699,133
Total U.S. Treasury Obligations (Cost $96,025,600)		101,329,024

Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(i)	624,720	624,720
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(i)	709,420	709,420
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(i)	20,898	20,898
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(i)	395,593	395,593
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(i)	343,568	343,568
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(i)	614,229	614,229
Total Collateral for Securities Loaned (Cost $2,708,428)		2,708,428
Total Investments (Cost $594,940,083) — 98.7%		612,521,148
Other assets in excess of liabilities — 1.3%		8,236,310
NET ASSETS - 100.00%		$620,757,458

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2019.

(d)	All or a portion of this security is on loan.

(e)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $7,188,528 and amounted to 1.2% of net assets.

(f)	Security purchased on a when-issued basis.
(g)	Amount represents less than 0.05% of net assets.
(h)	Rate represents the effective yield at September 30, 2019.
(i)	Rate disclosed is the daily yield on September 30, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

ULC—Unlimited Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	330	12/19/19	$43,285,283	$43,003,125	$(282,158)
5-Year U.S. Treasury Note Future	565	12/31/19	67,627,196	67,318,867	(308,329)
					$(590,487)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(590,487)
	Total net unrealized appreciation(depreciation)				$(590,487)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instrument	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Daily	3.63%	$29,000,000	$1,945,233	$1,926,950	$18,283
						$1,945,233	$1,926,950	$18,283

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (7.5%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 1/8/21 @ 100(a)	$1,635,000	$1,634,189
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 8/18/21 @ 100(a)	1,385,000	1,387,464
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.34%, 8/8/21, Callable 2/8/20 @ 100(a)	1,675,000	1,680,285
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 4/18/22 @ 100(a)	2,800,000	2,847,225
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 5/15/21 @ 100(a)	1,700,000	1,699,568
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 1/15/21 @ 100(a)	214,973	215,172
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22, Callable 6/15/21 @ 100(a)	1,389,762	1,390,832
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 12/15/20 @ 100(a)	1,894,380	1,895,255
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 5/15/21 @ 100(a)	631,811	631,689
Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.03%, 9/15/22, Callable 6/15/21 @ 100(a)	2,750,000	2,756,545
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)	1,585,000	1,598,997
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24(a)	1,610,000	1,608,438
Total Asset Backed Securities (Cost $19,288,065)		19,345,659

Collateralized Mortgage Obligations (2.5%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 3.42% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100(a)(b)	1,000,000	992,863
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45(a)(c)	2,000,000	2,123,994
Morgan Stanley BAML Trust, Series 2013-C13, Class A2, 2.94%, 11/15/46(a)	15,336	15,420
Steele Creek CLO Ltd., Series 2017-1A, Class A, 3.55% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)	2,175,000	2,174,974
Voya CLO Ltd., Series 2017-4A, Class A1, 3.43% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100(a)(b)	1,000,000	997,500
Total Collateralized Mortgage Obligations (Cost $6,370,721)		6,304,751

Corporate Bonds (44.7%)

Communication Services (3.8%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	420,000	424,204
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	4,079,000	4,087,363
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)(d)	468,000	479,527
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	701,000	763,985
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	2,255,000	2,303,483
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	297,000	332,218
3.38%, 2/15/25 (a)(d)	483,000	509,579
3.26%(LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(b)	719,000	729,943
		9,630,302

Security Description	Principal Amount	Value
Consumer Discretionary (4.7%):
Best Buy Co., Inc.
5.50%, 3/15/21, Callable 12/15/20 @ 100 (a)(d)	$2,115,000	$2,198,120
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	558,000	605,893
BorgWarner, Inc., 4.63%, 9/15/20 (a)	859,000	878,078
D.R Horton, Inc., 4.00%, 2/15/20 (a)	2,133,000	2,145,478
General Motors Co., 4.88%, 10/2/23 (a)	703,000	752,456
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	2,622,000	2,636,080
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,985,000	3,110,370
		12,326,475
Consumer Staples (2.9%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	845,000	903,322
Church & Dwight Co., Inc., 2.45%, 12/15/19, Callable 11/15/19 @ 100 (a)	1,515,000	1,514,394
Constellation Brands, Inc.
2.86%(LIBOR03M+70bps), 11/15/21, Callable 11/7/19 @ 100 (a)(b)	2,500,000	2,502,775
4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)(d)	510,000	580,533
Ingredion, Inc., 4.63%, 11/1/20 (a)	900,000	920,844
Pernod Ricard SA, 4.25%, 7/15/22	767,000	807,766
		7,229,634
Energy (3.9%):
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	732,000	760,204
Ecopetrol SA, 5.88%, 9/18/23 (a)	675,000	751,390
LUKOIL International Finance BV, 6.13%, 11/9/20 (a)	2,815,000	2,928,500
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,040,000	1,052,522
Pioneer Natural Resource Co.
7.50%, 1/15/20 (a)	1,135,000	1,150,879
3.45%, 1/15/21, Callable 12/15/20 @ 100 (a)	1,825,000	1,849,381
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	925,000	924,954
Valero Energy Corp., 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	521,000	554,266
		9,972,096
Financials (9.3%):
Alleghany Corp., 5.63%, 9/15/20 (a)	800,000	825,272
Bank of America Corp.
2.25%, 4/21/20, MTN (a)	1,300,000	1,301,235
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(b)	754,000	754,844
4.20%, 8/26/24 (a)	626,000	671,579
Capital One Financial Corp.
2.50%, 5/12/20, Callable 4/12/20 @ 100 (a)	590,000	591,009
3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,564,890
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	932,000	964,238
Citigroup, Inc.
3.17%(LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(b)	1,500,000	1,518,135
4.45%, 9/29/27 (a)	551,000	600,943
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	1,088,000	1,146,480
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 11/7/19 @ 102.69 (a)	325,000	331,611

Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100 (a)	$335,000	$335,124
Morgan Stanley
2.65%, 1/27/20 (a)(d)	1,355,000	1,357,222
4.88%, 11/1/22 (a)	918,000	985,161
Newcrest Finance Pty Ltd.
4.45%, 11/15/21 (a)	1,569,000	1,628,920
4.20%, 10/1/22 (a)	1,756,000	1,834,686
SVB Financial Group, 5.38%, 9/15/20 (a)(d)	1,741,000	1,793,109
The Goldman Sachs Group, Inc., 3.33%(LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a)(b)	1,500,000	1,511,205
ZB NA, 3.50%, 8/27/21 (a)	1,465,000	1,495,267
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	910,000	930,220
		24,141,150
Health Care (4.3%):
Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100 (a)	938,000	954,959
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	1,094,000	1,096,210
Amgen, Inc., 2.20%, 5/11/20 (a)(d)	2,705,000	2,704,594
Biogen, Inc., 2.90%, 9/15/20 (a)	2,623,000	2,642,122
Celgene Corp., 2.88%, 2/19/21 (a)	3,020,000	3,046,123
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	515,000	523,266
		10,967,274
Industrials (3.9%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (a)	1,330,000	1,339,004
Aercap Holdings NV, 4.63%, 10/30/20 (a)	2,015,000	2,062,514
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	1,025,000	1,062,935
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (a)	262,000	265,946
Honeywell International, Inc., 1.80%, 10/30/19 (a)	744,000	743,791
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (a)	1,150,000	1,171,562
Kansas City Southern, 2.35%, 5/15/20, Callable 4/15/20 @ 100 (a)	1,756,000	1,756,299
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	534,000	536,681
Spirit AeroSystems, Inc., 2.92%(LIBOR03M+80bps), 6/15/21, Callable 11/7/19 @ 100 (a)(b)	1,000,000	994,030
		9,932,762
Information Technology (3.9%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	861,000	869,576
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)(d)	2,050,000	2,069,229
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	683,000	753,738
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,928,000	2,962,433
NetApp, Inc., 3.38%, 6/15/21, Callable 4/15/21 @ 100 (a)	1,310,000	1,332,008
VMware, Inc., 2.30%, 8/21/20 (a)	2,110,000	2,111,139
		10,098,123
Materials (3.5%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a)	3,275,000	3,343,480
Celanese US Holdings LLC, 4.63%, 11/15/22	780,000	828,391
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)(d)	747,000	769,530
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)(d)	800,000	853,872
Newmont Mining Corp., 5.13%, 10/1/19 (a)	3,285,000	3,285,000
		9,080,273
Real Estate (2.0%):
CubeSmart, LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100 (a)	2,731,000	2,887,049
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	2,200,000	2,226,774
		5,113,823

Security Description	Principal Amount	Value
Utilities (2.5%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a)	$1,950,000	$1,956,025
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,117,000	2,172,105
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	805,000	861,278
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	1,345,000	1,369,115
		6,358,523
Total Corporate Bonds (Cost $113,858,564)		114,850,435

Residential Mortgage Backed Securities (3.9%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.45%, 10/25/33, Callable 10/25/19 @ 100(a)(c)	419,425	419,425
Bear Stearns Alt-A Trust, Series 2004-6, Class 1A, 2.66% (LIBOR01M+64bps), 7/25/34, Callable 10/25/19 @ 100(a)(b)	84,748	84,756
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 12/31/49(a)	2,395	2,627
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 4.34%, 11/25/34, Callable 10/25/19 @ 100(a)(c)	333,382	333,382
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 4/25/34 @ 100(a)(c)	819,052	829,822
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 11/25/24 @ 100(a)(c)	2,202,314	2,193,757
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 6/25/32 @ 100(a)(c)	1,224,155	1,241,561
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 7/25/27 @ 100(a)(c)	585,308	593,566
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 10/25/19 @ 100(a)	1,914	1,914
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/19 @ 100(a)	1,564	1,564
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.98%, 10/25/29, Callable 12/25/22 @ 100(a)(c)	1,792,126	1,807,771
Madison Park Funding Ltd., Series 2007-4A, Class AR, 3.46% (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100(a)(b)	1,750,000	1,749,933
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.30% (LIBOR01M+28bps), 11/25/35, Callable 10/25/19 @ 100(a)(b)	21,242	21,241
Residential Asset Securities Corp., Series 2005-KS1, Class M1, 2.69% (LIBOR01M+68bps), 2/25/35, Callable 10/25/19 @ 100(a)(b)	583,087	579,928
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/19 @ 100(a)	757	757
Wells Fargo Mortgage Backed Securities Trust, Series 2004-M, Class A7, 4.89%, 8/25/34, Callable 10/25/19 @ 100(a)(c)	103,643	103,643
Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.88%, 8/25/34, Callable 10/25/19 @ 100(a)(c)	72,191	72,191
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A2, 4.97%, 12/25/34, Callable 10/25/19 @ 100(a)(c)	38,210	38,210
Total Residential Mortgage Backed Securities (Cost $10,100,662)		10,076,048

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage Backed Agencies (15.5%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	$865,370	$953,757
5.50%, 10/25/23 (a)	4,958	5,195
Series 4207, Class JD, 1.50%, 5/15/28 (a)	2,164,770	2,118,759
Series 4430, Class NG, 2.50%, 2/15/38 (a)	1,580,155	1,582,918
7.00%, 9/1/38 (a)	3,971	4,857
Series 4320, Class AP, 3.50%, 7/15/39 (a)	847,555	877,791
Series 3713, Class PA, 2.00%, 2/15/40 - 4/15/44 (a)	9,198,872	9,138,491
Series 4444, Class CH, 3.00%, 1/15/41	2,423,952	2,465,940
Series 4049, Class AB, 2.75%, 12/15/41 (a)	513,296	518,052
		17,665,760
Federal National Mortgage Association
Series 2012-63, Class VG, 4.00%, 8/25/23 (a)	363,100	369,274
Series 2010-156, Class DY, 3.50%, 1/25/26 - 3/25/44 (a)	5,559,800	5,665,949
6.00%, 2/1/37 (a)	988,143	1,159,295
Series 2013-33, Class UD, 2.50%, 4/25/39 - 5/25/40 (a)	2,937,314	2,948,405
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	2,175,692	2,254,511
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	859,722	870,586
5.00%, 2/1/41 - 10/1/41 (a)	3,262,236	3,585,344
		16,853,364
Government National Mortgage Association
Series 2016-156, Class AP, 2.25%, 12/20/42 (a)	3,630,138	3,621,981
Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	1,706,923	1,725,942
		5,347,923
Total U.S. Government Mortgage Backed Agencies (Cost $39,694,991)		39,867,047

U.S. Treasury Obligations (23.6%)
U.S. Treasury Bills
2.10%, 11/14/19 (a)(e)	48,971,000	48,864,347
1.79%, 1/2/20 (a)(e)	3,301,000	3,285,646
1.78%, 3/26/20 (e)	8,655,000	8,579,476
Total U.S. Treasury Obligations (Cost $60,700,832)		60,729,469

Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(f)	325,614	325,614
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(f)	369,761	369,761
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(f)	10,892	10,892
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(f)	206,190	206,190
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(f)	179,073	179,073

Security Description	Shares or Principal Amount	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(f)	320,146	$320,146
Total Collateral for Securities Loaned (Cost $1,411,676)		1,411,676
Total Investments (Cost $251,425,511) — 98.2%		252,585,085
Other assets in excess of liabilities — 1.8%		4,732,344
NET ASSETS - 100.00%		$257,317,429

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2019.

(d)	All or a portion of this security is on loan.
(e)	Rate represents the effective yield at September 30, 2019.
(f)	Rate disclosed is the daily yield on September 30, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	610	12/31/19	$131,743,190	$131,455,000	$(288,190)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(288,190)
	Total net unrealized appreciation(depreciation)				$(288,190)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instrument	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Daily	3.63%	$12,000,000	$804,924	$797,525	$7,399
						$804,924	$797,525	$7,399

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)

Australia (6.1%):

Financials (1.3%):
Macquarie Group Ltd.	22,100	$1,958,557

Health Care (1.6%):
CSL Ltd.	14,417	2,278,993

Materials (1.4%):
BHP Group Ltd.	80,686	1,993,354

Real Estate (1.8%):
Scentre Group	960,240	2,546,999
		8,777,903
Belgium (0.6%):

Information Technology (0.6%):
Melexis NV	12,788	886,807

China (2.2%):

Communication Services (1.3%):
Tencent Holdings Ltd.	44,000	1,840,476

Financials (0.9%):
China Merchants Bank Co. Ltd., Class H	288,500	1,372,187
		3,212,663
Denmark (1.3%):

Consumer Staples (1.3%):
Royal Unibrew A/S	22,535	1,856,998

France (8.5%):

Consumer Discretionary (3.3%):
Cie Generale des Etablissements Michelin SCA	13,584	1,512,275
LVMH Moet Hennessy Louis Vuitton SE	8,104	3,214,897
		4,727,172
Energy (1.5%):
TOTAL SA	42,127	2,193,112

Financials (1.2%):
AXA SA	68,506	1,748,976

Information Technology (1.6%):
Capgemini SE	20,141	2,371,298

Materials (0.9%):
Arkema SA	13,902	1,295,858
		12,336,416
Germany (7.2%):

Financials (1.8%):
Allianz SE	11,264	2,621,581

Health Care (0.7%):
Bayer AG, Registered Shares	14,051	989,800

Industrials (1.6%):
Siemens AG	15,047	1,610,486
Washtec AG	13,585	699,302
		2,309,788
Information Technology (1.9%):
SAP SE	23,384	2,751,294

Real Estate (1.2%):
Vonovia SE	34,132	1,731,454
		10,403,917

Security Description	Shares	Value
Hong Kong (2.6%):

Financials (0.7%):
AIA Group Ltd.	117,800	$1,111,006

Real Estate (1.2%):
CK Asset Holdings Ltd.	256,000	1,734,468

Utilities (0.7%):
HK Electric Investments & HK Electric Investments Ltd.	1,038,500	989,736
		3,835,210
Ireland (1.0%):

Industrials (1.0%):
Experian PLC	46,861	1,498,272

Italy (4.5%):

Financials (1.1%):
Banca Generali SpA	49,944	1,540,101

Health Care (0.9%):
Recordati SpA	31,773	1,362,517

Utilities (2.5%):
Enel SpA	481,047	3,592,586
		6,495,204
Japan (23.2%):

Communication Services (1.1%):
Nippon Telegraph & Telephone Corp.	32,600	1,559,921

Consumer Discretionary (4.4%):
Hikari Tsushin, Inc.	6,000	1,301,842
Toyota Motor Corp.	58,000	3,895,835
United Arrows Ltd.	41,000	1,200,553
		6,398,230
Consumer Staples (1.7%):
Ito En Ltd.	34,400	700,657
Matsumotokiyoshi Holdings Co. Ltd.	46,600	1,710,303
		2,410,960
Financials (3.1%):
Jafco Co. Ltd.	27,000	1,026,815
Mitsubishi UFJ Financial Group, Inc.	414,000	2,108,738
Tokio Marine Holdings, Inc.	25,700	1,378,923
		4,514,476
Health Care (2.4%):
Hoya Corp.	25,500	2,088,815
Shionogi & Co. Ltd.	26,300	1,466,508
		3,555,323
Industrials (6.4%):
EN-Japan, Inc.	38,100	1,471,992
Fuji Electric Co. Ltd.	64,400	1,985,957
Hitachi Construction Machinery Co. Ltd.	62,400	1,515,911
Itochu Corp.	61,000	1,263,706
Kyowa Exeo Corp.	18,800	458,248
OKUMA Corp.	22,300	1,216,470
Sanwa Holdings Corp.	127,100	1,428,373
		9,340,657
Information Technology (1.9%):
Fujitsu Ltd.	13,400	1,077,111
Oracle Corp. Japan	10,500	915,477

Security Description	Shares	Value
Ulvac, Inc.	17,500	$708,796
		2,701,384
Materials (0.3%):
DIC Corp.	13,700	$382,780

Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	29,700	1,133,987

Utilities (1.1%):
Chubu Electric Power Co., Inc.	114,300	1,658,225
		33,655,943
Macau (1.2%):

Consumer Discretionary (1.2%):
Wynn Macau Ltd.	882,400	1,719,552

Netherlands (5.4%):

Communication Services (1.9%):
Koninklijke KPN NV	901,579	2,809,329

Financials (1.6%):
ING Groep NV	215,081	2,246,583

Industrials (1.9%):
Wolters Kluwer NV	37,959	2,769,297
		7,825,209
Norway (1.4%):

Energy (0.6%):
Aker BP ASA	30,406	810,469

Financials (0.8%):
SpareBank 1 SMN	106,765	1,156,894
		1,967,363
Russian Federation (0.5%):

Materials (0.5%):
Evraz PLC	119,983	690,432

Spain (2.9%):

Communication Services (1.9%):
Telefonica SA	369,202	2,820,736

Financials (1.0%):
Banco Santander SA	347,055	1,411,910
		4,232,646
Sweden (2.5%):

Industrials (2.5%):
Atlas Copco AB, Class B	103,653	2,807,639
Epiroc AB, Class B	74,549	769,538
		3,577,177
Switzerland (11.3%):

Consumer Staples (3.9%):
Nestle SA, Registered Shares	52,464	5,691,385

Financials (1.7%):
Cembra Money Bank AG	12,726	1,326,564
UBS Group AG, Registered Shares	102,591	1,165,156
		2,491,720
Health Care (5.7%):
Novartis AG	43,389	3,766,544

Security Description	Shares	Value
Roche Holding AG	15,409	$4,487,681
		8,254,225
		16,437,330
United Kingdom (15.0%):

Consumer Discretionary (1.1%):
Next PLC	20,675	1,571,302

Consumer Staples (3.8%):
Britvic PLC	121,165	1,463,638
Diageo PLC	53,311	2,177,332
Unilever PLC	31,211	1,875,464
		5,516,434
Energy (3.1%):
BP PLC	225,373	1,426,495
Royal Dutch Shell PLC, Class A	102,518	3,006,037
		4,432,532
Financials (2.9%):
Close Brothers Group PLC	42,975	743,848
HSBC Holdings PLC	226,331	1,733,857
Legal & General Group PLC	559,602	1,707,740
		4,185,445
Health Care (0.9%):
Smith & Nephew PLC	54,708	1,317,207

Industrials (1.1%):
RELX PLC	70,091	1,664,306

Materials (2.1%):
Croda International PLC	14,620	873,163
Rio Tinto PLC	41,186	2,140,523
		3,013,686
		21,700,912
Total Common Stocks (Cost $124,094,511)		141,109,954

Exchange-Traded Funds (0.8%)

United States (0.8%):
iShares MSCI EAFE ETF	17,119	1,116,330
Total Exchange-Traded Funds (Cost $1,120,439)		1,116,330
Total Investments (Cost $125,214,950) — 98.2%		142,226,284
Other assets in excess of liabilities — 1.8%		2,610,903
NET ASSETS - 100.00%		$144,837,187

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)

Banks (12.9%):
Citigroup, Inc.	464,390	$32,080,060
JPMorgan Chase & Co.	199,390	23,466,209
The PNC Financial Services Group, Inc.	175,910	24,655,546
U.S. Bancorp	376,700	20,846,578
Wells Fargo & Co.	341,050	17,202,562
		118,250,955
Capital Markets (5.6%):
CBOE Holdings, Inc.	268,850	30,893,553
E*TRADE Financial Corp.	476,920	20,836,635
		51,730,188
Communication Services (9.8%):
Alphabet, Inc., Class A(a)	34,755	42,440,721
Facebook, Inc., Class A(a)	263,330	46,893,805
		89,334,526
Consumer Discretionary (6.6%):
Aramark	412,570	17,979,801
Expedia, Inc.	163,310	21,950,497
LKQ Corp.(a)	690,050	21,702,073
		61,632,371
Consumer Staples (4.9%):
Keurig Dr Pepper, Inc.(b)	510,530	13,947,680
Mondelez International, Inc., Class A	573,010	31,698,913
		45,646,593
Energy (8.4%):
Chevron Corp.	194,660	23,086,676
Diamondback Energy, Inc.	166,210	14,943,941
Enterprise Products Partners LP	947,870	27,090,125
Noble Energy, Inc.(b)	580,830	13,045,442
		78,166,184
Health Care (9.4%):
CVS Health Corp.	173,575	10,947,375
Humana, Inc.	59,230	15,143,334
Johnson & Johnson	112,930	14,610,883
Pfizer, Inc.	344,590	12,381,119
UnitedHealth Group, Inc.	50,675	11,012,691
Zimmer Biomet Holdings, Inc.	165,910	22,774,466
		86,869,868
Industrials (6.5%):
Air Canada(a)	415,360	13,548,506
Eaton Corp. PLC, ADR(b)	272,680	22,673,342
Parker-Hannifin Corp.	89,210	16,112,218
Union Pacific Corp.	53,910	8,732,342
		61,066,408
Information Technology (5.8%):
FleetCor Technologies, Inc.(a)	86,210	24,723,304
Visa, Inc., Class A	170,890	29,394,789
		54,118,093
Insurance (11.2%):
Aflac, Inc.	594,370	31,097,438
Brown & Brown, Inc.	815,100	29,392,506

Security Description	Shares	Value
Cincinnati Financial Corp.(b)	204,460	$23,854,348
RenaissanceRe Holdings Ltd., ADR	102,250	19,780,263
		104,124,555
Materials (4.0%):
Freeport-McMoRan, Inc.	1,599,470	15,306,928
Sealed Air Corp.	503,570	20,903,191
		36,210,119
Real Estate (5.3%):
Equity Commonwealth	631,780	21,638,465
Invitation Homes, Inc.	934,280	27,664,031
		49,302,496
Utilities (7.1%):
Exelon Corp.	280,880	13,569,313
FirstEnergy Corp.(b)	493,780	23,815,009
Vistra Energy Corp.	1,069,420	28,585,597
		65,969,919
Total Common Stocks (Cost $747,743,588)		902,422,275

Collateral for Securities Loaned^ (2.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	6,033,357	6,033,357
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	6,851,363	6,851,363
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	201,823	201,823
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	3,820,515	3,820,515
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	3,318,077	3,318,077
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	5,932,033	5,932,033
Total Collateral for Securities Loaned (Cost $26,157,168)		26,157,168
Total Investments (Cost $773,900,756) — 100.3%		928,579,443
Other assets in excess of liabilities — (0.3)%		(2,852,368)
NET ASSETS - 100.00%		$925,727,075

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

LP—Limited Partnership

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)

Biotechnology (14.2%):
Aimmune Therapeutics, Inc.(a)(b)	29,820	$624,431
Allakos, Inc.(a)(b)	7,650	601,520
Amicus Therapeutics, Inc.(a)	88,949	713,371
Apellis Pharmaceuticals, Inc.(a)	34,630	834,236
Arena Pharmaceuticals, Inc.(a)(b)	16,580	758,867
Ascendis Pharma A/S, ADR(a)	9,390	904,445
Audentes Therapeutics, Inc.(a)	23,230	652,531
Bluebird Bio, Inc.(a)(b)	14,362	1,318,718
Blueprint Medicines Corp.(a)	13,496	991,550
Bridgebio Pharma, Inc.(a)	20,200	433,694
Celyad SA, ADR(a)(b)(c)	16,600	167,494
CytomX Therapeutics, Inc., Class A(a)	50,970	376,159
Epizyme, Inc.(a)(b)	45,880	473,252
Equillium, Inc.(a)	35,687	135,611
Fate Therapeutics, Inc.(a)	62,220	966,276
Gossamer Bio, Inc.(a)	27,340	459,039
Invitae Corp.(a)(b)	34,960	673,679
Iovance Biotherapeutics, Inc.(a)(b)	48,584	884,228
Kura Oncology, Inc.(a)	39,257	595,529
Ligand Pharmaceuticals, Inc.(a)(b)	2,466	245,466
Mirati Therapeutics, Inc.(a)	6,900	537,579
Myovant Sciences Ltd.(a)	59,763	310,768
		13,658,443
Communication Services (1.8%):
Bandwidth, Inc., Class A(a)	16,270	1,059,340
QuinStreet, Inc.(a)	55,984	704,839
		1,764,179
Communications Equipment (1.5%):
Acacia Communications, Inc.(a)	22,410	1,465,614

Consumer Discretionary (10.9%):
Arco Platform Ltd., ADR, Class A(a)	25,320	1,283,470
Dineequity, Inc.	21,890	1,660,575
Eldorado Resorts, Inc.(a)	23,920	953,690
Frontdoor, Inc.(a)(b)	17,680	858,718
Monro, Inc	18,290	1,445,093
Planet Fitness, Inc., Class A(a)	15,950	923,027
Regis Corp.(a)	23,220	469,508
Steven Madden Ltd.	33,983	1,216,252
Strategic Education, Inc.	11,240	1,527,291
		10,337,624
Consumer Staples (5.5%):
BJ’s Wholesale Club Holdings, Inc.(a)	55,810	1,443,805
Freshpet, Inc.(a)(b)	24,026	1,195,774
Hostess Brands, Inc.(a)	37,700	527,235
Nomad Foods Ltd., ADR(a)	101,140	2,073,369
		5,240,183
Electronic Equipment, Instruments & Components (1.9%):
Itron, Inc.(a)	9,470	700,401
Littelfuse, Inc.	6,409	1,136,380
		1,836,781
Energy (1.3%):
Matador Resources Co.(a)(b)	18,870	311,921

Security Description	Shares	Value
Newpark Resources, Inc.(a)(b)	120,869	$921,022
		1,232,943
Financials (5.6%):
eHealth, Inc.(a)	11,690	780,775
Essent Group Ltd.	29,410	1,401,975
FirstCash, Inc., Class A	19,610	1,797,649
Kemper Corp.	6,220	484,849
LendingTree, Inc.(a)(b)	3,040	943,707
		5,408,955
Health Care Equipment & Supplies (5.5%):
Cryoport, Inc.(a)(b)	30,460	498,173
Glaukos Corp.(a)(b)	12,250	765,748
Insulet Corp.(a)(b)	5,320	877,428
Irhythm Technologies, Inc.(a)(b)	12,260	908,589
Masimo Corp.(a)	10,690	1,590,564
Silk Road Medical, Inc.(a)	18,330	596,275
		5,236,777
Health Care Providers & Services (3.1%):
Hanger, Inc.(a)	37,252	759,196
HealthEquity, Inc.(a)	14,050	802,887
LHC Group, Inc.(a)	12,550	1,425,178
		2,987,261
Health Care Technology (1.6%):
Health Catalyst, Inc.(a)	24,150	764,106
Inspire Medical System, Inc.(a)	12,400	756,648
		1,520,754
Industrials (14.9%):
Albany International Corp.	14,500	1,307,320
Armstrong World Industries, Inc.	8,950	865,465
Axon Enterprise, Inc.(a)	23,430	1,330,355
Azul SA, ADR(a)(b)	30,580	1,095,376
ESCO Technologies, Inc.	12,777	1,016,538
FTI Consulting, Inc.(a)	5,840	618,982
Generac Holdings, Inc.(a)(b)	24,070	1,885,644
Mercury Systems, Inc.(a)	14,570	1,182,647
Simpson Manufacturing Co., Inc.	11,770	816,485
Siteone Landscape Supply, Inc.(a)(b)	23,450	1,735,769
Trex Co., Inc.(a)	12,750	1,159,357
Watts Water Technologies, Inc., Class A	13,990	1,311,283
		14,325,221
IT Services (10.5%):
Euronet Worldwide, Inc.(a)	13,833	2,023,768
Evo Payments, Inc.(a)	52,480	1,475,738
InterXion Holding NV, ADR(a)	30,660	2,497,564
Liveramp Holdings, Inc.(a)(b)	18,220	782,731
Wix.com Ltd., ADR(a)	17,570	2,051,122
WNS Holdings Ltd., ADR(a)	20,626	1,211,778
		10,042,701
Materials (1.8%):
Ashland Global Holdings, Inc.	10,050	774,353
Ingevity Corp.(a)	11,590	983,295
		1,757,648

Security Description	Shares	Value
Pharmaceuticals (0.9%):
GW Pharmaceuticals PLC, ADR(a)(b)	7,430	$854,673

Semiconductors & Semiconductor Equipment (5.9%):
Advanced Energy Industries, Inc.(a)	20,230	1,161,404
Cabot Microelectronics Corp.	9,930	1,402,215
Inphi Corp.(a)	12,910	788,156
Monolithic Power Systems, Inc.	5,267	819,703
Silicon Laboratories, Inc.(a)(b)	13,490	1,502,111
		5,673,589
Software (11.5%):
ACI Worldwide, Inc.(a)	51,700	1,619,503
Cornerstone OnDemand, Inc.(a)	38,350	2,102,346
Coupa Software, Inc.(a)	8,090	1,048,221
Envestnet, Inc.(a)	17,980	1,019,466
Everbridge, Inc.(a)(b)	15,780	973,784
Q2 Holdings, Inc.(a)	8,310	655,410
RingCentral, Inc., Class A(a)	18,392	2,311,138
Varonis Systems, Inc.(a)	21,300	1,273,314
		11,003,182
Total Common Stocks (Cost $82,155,832)		94,346,528

Collateral for Securities Loaned^ (13.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	3,056,693	3,056,693
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	3,471,121	3,471,121
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	102,250	102,250
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	1,935,596	1,935,596
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	1,681,044	1,681,044
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	3,005,359	3,005,359
Total Collateral for Securities Loaned (Cost $13,252,063)		13,252,063
Total Investments (Cost $95,407,895) — 112.2%		107,598,591
Other assets in excess of liabilities — (12.2)%		(11,668,110)
NET ASSETS - 100.00%		$95,930,481

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed these securities to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, illiquid securities were 0.2% of the Fund’s net assets.
(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory S&P 500 Index VIP Series	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Communication Services (10.3%):
Activision Blizzard, Inc.	2,932	$155,161
Alphabet, Inc., Class C(a)	1,155	1,407,945
Alphabet, Inc., Class A(a)	1,145	1,398,205
AT&T, Inc.	27,934	1,057,023
CBS Corp., Class B	1,251	50,503
CenturyLink, Inc.	3,753	46,837
Charter Communications, Inc., Class A(a)	618	254,690
Comcast Corp., Class A	17,339	781,642
Discovery Communications, Inc., Class A(a)	604	16,085
Discovery Communications, Inc., Class C(a)	1,326	32,646
DISH Network Corp., Class A(a)	920	31,344
Electronic Arts, Inc.(a)	1,127	110,243
Facebook, Inc., Class A(a)	9,197	1,637,802
Fox Corp., Class B	621	19,586
Fox Corp., Class A	1,355	42,730
Netflix, Inc.(a)	1,674	447,996
News Corp., Class A	1,474	20,518
News Corp., Class B	466	6,661
Omnicom Group, Inc.	832	65,146
Take-Two Interactive Software, Inc.(a)	433	54,272
The Interpublic Group of Co., Inc.	1,480	31,909
The Walt Disney Co.	6,886	897,384
T-Mobile US, Inc.(a)	1,209	95,233
TripAdvisor, Inc.(a)	401	15,511
Twitter, Inc.(a)	2,954	121,705
Verizon Communications, Inc.	15,812	954,412
Viacom, Inc., Class B	1,353	32,513
		9,785,702
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	273	45,154
Amazon.com, Inc.(a)	1,588	2,756,626
Aptiv PLC	979	85,584
AutoZone, Inc.(a)	94	101,954
Best Buy Co., Inc.	887	61,194
Booking Holdings, Inc.(a)	163	319,905
BorgWarner, Inc.	789	28,941
Capri Holdings Ltd.(a)	579	19,200
CarMax, Inc.(a)	633	55,704
Carnival Corp.	1,531	66,920
Chipotle Mexican Grill, Inc.(a)	97	81,526
D.R. Horton, Inc.	1,287	67,837
Darden Restaurants, Inc.	470	55,563
Dollar General Corp.	983	156,238
Dollar Tree, Inc.(a)	905	103,315
eBay, Inc.	3,014	117,486
Expedia, Inc.	535	71,909
Ford Motor Co.	14,982	137,235
Garmin Ltd.	552	46,749
General Motors Co., Class C	4,803	180,017
Genuine Parts Co.	558	55,571
H&R Block, Inc.	767	18,117
Hanesbrands, Inc.	1,382	21,172
Harley-Davidson, Inc.	599	21,546
Hasbro, Inc.	449	53,292
Hilton Worldwide Holdings, Inc.	1,097	102,142
Kohl’s Corp.	608	30,193
L Brands, Inc.	888	17,396

Security Description	Shares	Value
Leggett & Platt, Inc.	503	$20,593
Lennar Corp., Class A	1,087	60,709
LKQ Corp.(a)	1,178	37,048
Lowe’s Cos., Inc.	2,951	324,492
Macy’s, Inc.	1,181	18,353
Marriott International, Inc., Class A	1,045	129,967
McDonald’s Corp.	2,903	623,303
MGM Resorts International	1,993	55,246
Mohawk Industries, Inc.(a)	229	28,412
Newell Brands, Inc.	1,457	27,275
Nike, Inc., Class B	4,786	449,500
Nordstrom, Inc.	409	13,771
Norwegian Cruise Line Holdings Ltd.(a)	824	42,658
NVR, Inc.(a)	13	48,326
O’Reilly Automotive, Inc.(a)	293	116,763
PulteGroup, Inc.	985	36,002
PVH Corp.	283	24,969
Ralph Lauren Corp.	198	18,903
Ross Stores, Inc.	1,394	153,131
Royal Caribbean Cruises Ltd.	657	71,173
Starbucks Corp.	4,576	404,610
Tapestry, Inc.	1,097	28,577
Target Corp.	1,953	208,795
The Gap, Inc.	819	14,218
The Home Depot, Inc.	4,187	971,469
The TJX Cos., Inc.	4,622	257,630
Tiffany & Co.	416	38,534
Tractor Supply Co.	456	41,241
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	225	56,396
Under Armour, Inc., Class A(a)	719	14,337
Under Armour, Inc., Class C(a)	743	13,471
VF Corp.	1,248	111,060
Whirlpool Corp.	243	38,481
Wynn Resorts Ltd.	370	40,226
Yum! Brands, Inc.	1,163	131,919
		9,550,044
Consumer Staples (7.6%):
Altria Group, Inc.	7,142	292,108
Archer-Daniels-Midland Co.	2,129	87,438
Brown-Forman Corp., Class B	696	43,695
Campbell Soup Co.	645	30,263
Church & Dwight Co., Inc.	945	71,102
Colgate-Palmolive Co.	3,280	241,113
Conagra Brands, Inc.	1,860	57,065
Constellation Brands, Inc., Class A	639	132,452
Costco Wholesale Corp.	1,681	484,313
Coty, Inc., Class A(b)	1,124	11,813
General Mills, Inc.	2,307	127,162
Hormel Foods Corp.	1,061	46,398
Kellogg Co.	951	61,197
Kimberly-Clark Corp.	1,316	186,938
Lamb Weston Holdings, Inc.	557	40,505
McCormick & Co., Inc.	470	73,461
Molson Coors Brewing Co., Class B	718	41,285
Mondelez International, Inc., Class A	5,513	304,979
Monster Beverage Corp.(a)	1,479	85,871
PepsiCo, Inc.	5,345	732,800
Philip Morris International, Inc.	5,948	451,631
Sysco Corp.	1,961	155,703
The Clorox Co.	481	73,049

Security Description	Shares	Value
The Coca-Cola Co.	14,712	$800,920
The Estee Lauder Cos., Inc., Class A	846	168,312
The Hershey Co.	569	88,189
The J.M. Smucker Co.	436	47,969
The Kraft Heinz Co.	2,379	66,457
The Kroger Co.	3,054	78,732
The Procter & Gamble Co.	9,567	1,189,943
Tyson Foods, Inc., Class A	1,127	97,080
Walgreens Boots Alliance, Inc.	2,900	160,399
Walmart, Inc.	5,436	645,145
		7,175,487
Energy (4.5%):
Apache Corp.	1,437	36,787
Baker Hughes, Inc.	2,481	57,559
Cabot Oil & Gas Corp.	1,599	28,094
Chevron Corp.	7,258	860,799
Cimarex Energy Co.	388	18,601
Concho Resources, Inc.	769	52,215
ConocoPhillips	4,244	241,823
Devon Energy Corp.	1,545	37,173
Diamondback Energy, Inc.	623	56,014
EOG Resources, Inc.	2,219	164,694
Exxon Mobil Corp.	16,175	1,142,116
Halliburton Co.	3,349	63,129
Helmerich & Payne, Inc.	418	16,749
Hess Corp.	989	59,815
HollyFrontier Corp.	579	31,058
Kinder Morgan, Inc.	7,443	153,400
Marathon Oil Corp.	3,074	37,718
Marathon Petroleum Corp.	2,517	152,908
National Oilwell Varco, Inc.	1,475	31,270
Noble Energy, Inc.	1,828	41,057
Occidental Petroleum Corp.	3,420	152,087
ONEOK, Inc.	1,579	116,357
Phillips 66	1,714	175,514
Pioneer Natural Resources Co.	639	80,367
Schlumberger Ltd.	5,287	180,657
TechnipFMC PLC	1,604	38,721
The Williams Cos., Inc.	4,633	111,470
Valero Energy Corp.	1,584	135,020
		4,273,172
Financials (12.7%):
Affiliated Managers Group, Inc.	194	16,170
Aflac, Inc.	2,830	148,066
American Express Co.	2,601	307,646
American International Group, Inc.	3,326	185,258
Ameriprise Financial, Inc.	500	73,550
Aon PLC	902	174,600
Arthur J. Gallagher & Co.	711	63,684
Assurant, Inc.	234	29,442
Bank of America Corp.	32,026	934,199
BB&T Corp.	2,929	156,321
Berkshire Hathaway, Inc., Class B(a)	7,496	1,559,318
BlackRock, Inc., Class A	449	200,092
Capital One Financial Corp.	1,798	163,582
CBOE Holdings, Inc.	427	49,067
Chubb Ltd.	1,742	281,228
Cincinnati Financial Corp.	581	67,785
Citigroup, Inc.	8,636	596,575

Security Description	Shares	Value
Citizens Financial Group, Inc.	1,709	$60,447
CME Group, Inc.	1,369	289,324
Comerica, Inc.	571	37,680
Discover Financial Services	1,217	98,687
E*TRADE Financial Corp.	917	40,064
Everest Re Group Ltd.	156	41,510
Fifth Third BanCorp.	2,793	76,472
First Republic Bank	643	62,178
Franklin Resources, Inc.	1,078	31,111
Globe Life, Inc.	384	36,772
Hartford Financial Services Group, Inc.	1,382	83,763
Huntington Bancshares, Inc.	3,968	56,623
Intercontinental Exchange, Inc.	2,142	197,642
Invesco Ltd.	1,473	24,953
JPMorgan Chase & Co.	12,224	1,438,644
KeyCorp	3,835	68,416
Lincoln National Corp.	765	46,145
Loews Corp.	994	51,171
M&T Bank Corp.	511	80,723
MarketAxess Holdings, Inc.	144	47,160
Marsh & McLennan Co., Inc.	1,936	193,696
MetLife, Inc.	3,043	143,508
Moody’s Corp.	622	127,404
Morgan Stanley	4,802	204,901
MSCI, Inc.	324	70,551
Nasdaq, Inc.	441	43,813
Northern Trust Corp.	822	76,709
People’s United Financial, Inc.	1,524	23,828
Principal Financial Group, Inc.	991	56,626
Prudential Financial, Inc.	1,537	138,253
Raymond James Financial, Inc.	472	38,921
Regions Financial Corp.	3,814	60,337
S&P Global, Inc.	942	230,771
State Street Corp.	1,424	84,287
SunTrust Banks, Inc.	1,697	116,754
SVB Financial Group(a)	197	41,163
Synchrony Financial	2,333	79,532
T. Rowe Price Group, Inc.	901	102,939
The Allstate Corp.	1,258	136,719
The Bank of New York Mellon Corp.	3,279	148,244
The Charles Schwab Corp.	4,448	186,060
The Goldman Sachs Group, Inc.	1,237	256,344
The PNC Financial Services Group, Inc.	1,702	238,552
The Progressive Corp.	2,235	172,654
The Travelers Co., Inc.	995	147,947
U.S. Bancorp	5,482	303,374
Unum Group	798	23,717
Wells Fargo & Co.	15,328	773,144
Willis Towers Watson PLC	493	95,134
Zions Bancorp NA	677	30,140
		12,222,090
Health Care (13.6%):
Abbott Laboratories	6,757	565,358
AbbVie, Inc.	5,652	427,969
ABIOMED, Inc.(a)	173	30,775
Agilent Technologies, Inc.	1,183	90,653
Alexion Pharmaceuticals, Inc.(a)	857	83,935
Align Technology, Inc.(a)	278	50,296
Allergan PLC	1,254	211,036
AmerisourceBergen Corp.	581	47,834

Security Description	Shares	Value
Amgen, Inc.	2,293	$443,718
Anthem, Inc.	978	234,818
Baxter International, Inc.	1,951	170,654
Becton, Dickinson & Co.	1,032	261,055
Biogen, Inc.(a)	705	164,138
Boston Scientific Corp.(a)	5,325	216,674
Bristol-Myers Squibb Co.	6,253	317,090
Cardinal Health, Inc.	1,140	53,797
Celgene Corp.(a)	2,709	269,004
Centene Corp.(a)	1,581	68,394
Cerner Corp.	1,217	82,963
Cigna Corp.	1,444	219,185
CVS Health Corp.	4,972	313,584
Danaher Corp.	2,441	352,554
DaVita, Inc.(a)	370	21,116
Dentsply Sirona, Inc.	857	45,687
Edwards Lifesciences Corp.(a)	795	174,828
Eli Lilly & Co.	3,248	363,224
Gilead Sciences, Inc.	4,842	306,886
HCA Healthcare, Inc.	1,017	122,467
Henry Schein, Inc.(a)	567	36,005
Hologic, Inc.(a)	1,022	51,601
Humana, Inc.	516	131,926
IDEXX Laboratories, Inc.(a)	329	89,465
Illumina, Inc.(a)	562	170,972
Incyte Pharmaceuticals, Inc.(a)	682	50,625
Intuitive Surgical, Inc.(a)	441	238,109
IQVIA Holdings, Inc.(a)	696	103,968
Johnson & Johnson	10,089	1,305,314
Laboratory Corp. of America Holdings(a)	374	62,832
McKesson Corp.	707	96,619
Medtronic PLC	5,129	557,112
Merck & Co., Inc.	9,788	823,954
Mettler-Toledo International, Inc.(a)	94	66,214
Mylan NV(a)	1,972	39,006
Nektar Therapeutics(a)	670	12,204
PerkinElmer, Inc.	425	36,197
Perrigo Co. PLC	520	29,063
Pfizer, Inc.	21,145	759,740
Quest Diagnostics, Inc.	515	55,120
Regeneron Pharmaceuticals, Inc.(a)	305	84,607
ResMed, Inc.	549	74,175
Stryker Corp.	1,226	265,184
Teleflex, Inc.	177	60,136
The Cooper Co., Inc.	190	56,430
Thermo Fisher Scientific, Inc.	1,531	445,934
UnitedHealth Group, Inc.	3,623	787,349
Universal Health Services, Inc., Class B	311	46,261
Varian Medical Systems, Inc.(a)	348	41,443
Vertex Pharmaceuticals, Inc.(a)	983	166,540
Waters Corp.(a)	255	56,924
WellCare Health Plans, Inc.(a)	192	49,761
Zimmer Biomet Holdings, Inc.	785	107,757
Zoetis, Inc.	1,826	227,501
		12,895,740
Industrials (9.2%):
3M Co.	2,199	361,516
A.O. Smith Corp.	529	25,239
Alaska Air Group, Inc.	471	30,573
Allegion PLC	357	37,003

Security Description	Shares	Value
American Airlines Group, Inc.	1,515	$40,860
AMETEK, Inc.	873	80,159
Arconic, Inc.	1,481	38,506
C.H. Robinson Worldwide, Inc.	518	43,916
Caterpillar, Inc.	2,151	271,692
Cintas Corp.	317	84,988
Copart, Inc.(a)	771	61,934
CSX Corp.	3,051	211,343
Cummins, Inc.	603	98,090
Deere & Co.	1,204	203,091
Delta Air Lines, Inc.	2,212	127,411
Dover Corp.	556	55,355
Eaton Corp. PLC, ADR	1,606	133,539
Emerson Electric Co.	2,351	157,187
Equifax, Inc.	462	64,990
Expeditors International of Washington, Inc.	653	48,511
Fastenal Co.	2,192	71,613
FedEx Corp.	917	133,488
Flowserve Corp.	501	23,402
Fortive Corp.	1,129	77,404
Fortune Brands Home & Security, Inc.	535	29,265
General Dynamics Corp.	894	163,361
General Electric Co.	33,363	298,265
Honeywell International, Inc.	2,751	465,469
Huntington Ingalls Industries, Inc.	158	33,463
IDEX Corp.	290	47,525
IHS Markit Ltd.(a)	1,533	102,527
Illinois Tool Works, Inc.	1,125	176,051
Ingersoll-Rand PLC	924	113,846
J.B. Hunt Transport Services, Inc.	327	36,183
Jacobs Engineering Group, Inc.	518	47,397
Johnson Controls International PLC	3,042	133,512
Kansas City Southern	385	51,209
L3Harris Technologies, Inc.	854	178,179
Lockheed Martin Corp.	950	370,557
Masco Corp.	1,107	46,140
Nielsen Holdings PLC	1,360	28,900
Norfolk Southern Corp.	1,007	180,918
Northrop Grumman Corp.	602	225,624
PACCAR, Inc.	1,324	92,693
Parker-Hannifin Corp.	491	88,680
Pentair PLC	642	24,268
Quanta Services, Inc.	544	20,563
Raytheon Co.	1,065	208,942
Republic Services, Inc., Class A	809	70,019
Robert Half International, Inc.	449	24,991
Rockwell Automation, Inc.	447	73,666
Rollins, Inc.	538	18,330
Roper Technologies, Inc.	398	141,927
Snap-on, Inc.	211	33,030
Southwest Airlines Co.	1,849	99,864
Stanley Black & Decker, Inc.	580	83,758
Textron, Inc.	880	43,085
The Boeing Co.	2,043	777,299
TransDigm Group, Inc.	190	98,927
Union Pacific Corp.	2,693	436,211
United Airlines Holdings, Inc.(a)	845	74,706
United Parcel Service, Inc., Class B	2,670	319,920
United Rentals, Inc.(a)	295	36,769
United Technologies Corp.	3,101	423,349
Verisk Analytics, Inc., Class A	625	98,837

Security Description	Shares	Value
W.W. Grainger, Inc.	169	$50,218
Wabtec Corp.	696	50,015
Waste Management, Inc.	1,492	171,580
Xylem, Inc.	688	54,779
		8,826,627
Information Technology (21.9%):
Accenture PLC, Class A	2,436	468,564
Adobe, Inc.(a)	1,856	512,720
Advanced Micro Devices, Inc.(a)	4,146	120,193
Akamai Technologies, Inc.(a)	631	57,661
Alliance Data Systems Corp.	157	20,116
Amphenol Corp., Class A	1,137	109,720
Analog Devices, Inc.	1,412	157,763
ANSYS, Inc.(a)	322	71,278
Apple, Inc.	16,240	3,637,274
Applied Materials, Inc.	3,531	176,197
Arista Networks, Inc.(a)	208	49,695
Autodesk, Inc.(a)	839	123,920
Automatic Data Processing, Inc.	1,659	267,796
Broadcom, Inc.	1,522	420,179
Broadridge Financial Solutions, Inc.	437	54,376
Cadence Design Systems, Inc.(a)	1,071	70,772
CDW Corp.	550	67,782
Cisco Systems, Inc.	16,229	801,874
Citrix Systems, Inc.	470	45,364
Cognizant Technology Solutions Corp., Class A	2,111	127,219
Corning, Inc.	2,985	85,132
DXC Technology Co.	1,001	29,530
F5 Networks, Inc.(a)	230	32,297
Fidelity National Information Services, Inc.	2,345	311,322
Fiserv, Inc.(a)	2,182	226,033
FleetCor Technologies, Inc.(a)	331	94,924
FLIR Systems, Inc.	518	27,242
Fortinet, Inc.(a)	543	41,681
Gartner, Inc.(a)	345	49,332
Global Payments, Inc.	1,147	182,373
Hewlett Packard Enterprises Co.	4,991	75,713
HP, Inc.	5,665	107,182
Intel Corp.	16,936	872,711
International Business Machines Corp.	3,387	492,538
Intuit, Inc.	994	264,344
IPG Photonics Corp.(a)	136	18,442
Jack Henry & Associates, Inc.	294	42,915
Juniper Networks, Inc.	1,322	32,720
Keysight Technologies, Inc.(a)	717	69,728
KLA Corp.	609	97,105
Lam Research Corp.	553	127,804
Leidos Holdings, Inc.	517	44,400
Mastercard, Inc., Class A	3,413	926,868
Maxim Integrated Products, Inc.	1,037	60,053
Microchip Technology, Inc.	910	84,548
Micron Technology, Inc.(a)	4,220	180,827
Microsoft Corp. (b)	29,190	4,058,285
Motorola Solutions, Inc.	633	107,870
NetApp, Inc.	910	47,784
Nvidia Corp.	2,328	405,235
Oracle Corp.	8,417	463,188
Paychex, Inc.	1,223	101,228
PayPal Holdings, Inc.(a)	4,498	465,948
Qorvo, Inc.(a)	450	33,363

Security Description	Shares	Value
QUALCOMM, Inc.	4,647	$354,473
Salesforce.com, Inc.(a)	3,352	497,571
Seagate Technology PLC	905	48,680
Skyworks Solutions, Inc.	656	51,988
Symantec Corp.	2,174	51,372
Synopsys, Inc.(a)	575	78,919
TE Connectivity Ltd.	1,284	119,643
Texas Instruments, Inc.	3,569	461,258
The Western Union Co.	1,621	37,559
VeriSign, Inc.(a)	398	75,075
Visa, Inc., Class A	6,602	1,135,609
Western Digital Corp.	1,132	67,512
Xerox Holdings Corp.	728	21,774
Xilinx, Inc.	966	92,639
		20,715,200
Materials (2.6%):
Air Products & Chemicals, Inc.	842	186,806
Albemarle Corp.	405	28,156
Amcor PLC	6,210	60,548
Avery Dennison Corp.	322	36,570
Ball Corp.	1,269	92,395
Celanese Corp., Series A	473	57,843
CF Industries Holdings, Inc.	835	41,082
Corteva, Inc.	2,863	80,164
Dow, Inc.	2,841	135,374
DuPont de Nemours, Inc.	2,850	203,233
Eastman Chemical Co.	524	38,687
Ecolab, Inc.	957	189,523
FMC Corp.	499	43,752
Freeport-McMoRan, Inc.	5,547	53,085
International Flavors & Fragrances, Inc.	408	50,058
International Paper Co.	1,502	62,814
Linde PLC	2,067	400,418
Lyondellbasell Industries NV, Class A	987	88,307
Martin Marietta Materials, Inc.	239	65,510
Newmont Goldcorp Corp.	3,134	118,841
Nucor Corp.	1,159	59,005
Packaging Corp. of America	362	38,408
PPG Industries, Inc.	903	107,015
Sealed Air Corp.	591	24,532
The Mosaic Co.	1,357	27,819
The Sherwin-Williams Co.	314	172,659
Vulcan Materials Co.	506	76,527
WestRock Co.	984	35,867
		2,574,998
Real Estate (3.2%):
Alexandria Real Estate Equities, Inc.	434	66,853
American Tower Corp.	1,692	374,151
Apartment Investment & Management Co.	569	29,668
AvalonBay Communities, Inc.	534	114,986
Boston Properties, Inc.	550	71,313
CBRE Group, Inc., Class A(a)	1,285	68,118
Crown Castle International Corp.	1,589	220,887
Digital Realty Trust, Inc.	796	103,329
Duke Realty Investments, Inc.	1,382	46,947
Equinix, Inc.	324	186,883
Equity Residential	1,333	114,985
Essex Property Trust, Inc.	251	81,989
Extra Space Storage, Inc.	491	57,359

Security Description	Shares	Value
Federal Realty Investment Trust	266	$36,213
HCP, Inc.	1,877	66,878
Host Hotels & Resorts, Inc.	2,790	48,239
Iron Mountain, Inc.	1,098	35,564
Kimco Realty Corp.	1,614	33,700
Mid-America Apartment Communities, Inc.	436	56,684
Prologis, Inc.	2,413	205,636
Public Storage	574	140,785
Realty Income Corp.	1,217	93,320
Regency Centers Corp.	641	44,543
SBA Communications Corp.	432	104,177
Simon Property Group, Inc.	1,178	183,356
SL Green Realty Corp.	315	25,751
The Macerich Co.	421	13,299
UDR, Inc.	1,119	54,249
Ventas, Inc.	1,424	103,995
Vornado Realty Trust	605	38,520
Welltower, Inc.	1,549	140,417
Weyerhaeuser Co.	2,848	78,890
		3,041,684
Utilities (3.7%):
AES Corp.	2,538	41,471
Alliant Energy Corp.	908	48,968
Ameren Corp.	940	75,247
American Electric Power Co., Inc.	1,888	176,887
American Water Works Co., Inc.	691	85,843
Atmos Energy Corp.	452	51,478
CenterPoint Energy, Inc.	1,920	57,946
CMS Energy Corp.	1,085	69,386
Consolidated Edison, Inc.	1,270	119,977
Dominion Resources, Inc.	3,142	254,627
DTE Energy Co.	701	93,205
Duke Energy Corp.	2,785	266,970
Edison International	1,369	103,250
Entergy Corp.	760	89,194
Evergy, Inc.	900	59,904
Eversource Energy	1,237	105,726
Exelon Corp.	3,714	179,423
FirstEnergy Corp.	2,064	99,547
NextEra Energy, Inc.	1,868	435,225
NiSource, Inc.	1,427	42,696
NRG Energy, Inc.	967	38,293
Pinnacle West Capital Corp.	429	41,643
PPL Corp.	2,761	86,944
Public Service Enterprise Group, Inc.	1,933	120,000
Sempra Energy	1,050	154,990
The Southern Co.	3,996	246,833
WEC Energy Group, Inc.	1,206	114,691
Xcel Energy, Inc.	2,004	130,040
		3,390,404
Total Common Stocks (Cost $29,914,204)		94,451,148
Total Investments (Cost $29,914,204) — 99.3%		94,451,148
Other assets in excess of liabilities — 0.7%		682,896
NET ASSETS - 100.00%		$95,134,044

(a)	Non-income producing security.

(b)	All or a portion of this security has been segregated as collateral for derivative instruments.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	5	12/20/19	$749,563	$744,625	$(4,938)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(4,938)
	Total net unrealized appreciation(depreciation)				$(4,938)

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)

Australia (0.6%):

Materials (0.6%):
BHP Billiton Ltd. ADR	4,888	$241,369

Brazil (5.5%):
Consumer Discretionary (0.7%):
Grupo SBF SA (a)	52,300	284,121

Energy (1.6%):
Cosan Ltd., Class A (a)	16,929	252,242
Petroleo Brasileiro SA, ADR	27,474	397,549
		649,791
Financials (0.6%):
Banco Bradesco SA, ADR	30,908	251,591

Health Care (0.8%):
Qualicorp SA	42,300	316,644

Industrials (0.5%):
Companhia de Locacao das Americas	16,300	198,915

Real Estate (0.6%):
Aliansce Sonae Shopping Centers SA (a)	27,642	262,741

Utilities (0.7%):
Eneva SA (a)	38,900	287,167
		2,250,970
Chile (1.3%):

Financials (0.6%):
Banco de Credito e Inversiones SA	3,555	223,977

Real Estate (0.7%):
Parque Arauco SA	101,603	290,023
		514,000
China (26.5%):

Communication Services (6.2%):
Momo, Inc., ADR	7,895	244,587
Tencent Holdings Ltd.	48,330	2,021,595
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	116,000	293,199
		2,559,381
Consumer Discretionary (7.2%):
Alibaba Group Holding Ltd., ADR (a)	12,943	2,164,458
Baozun, Inc., ADR (a)(b)	6,203	264,868
JD.com, Inc., ADR (a)	9,790	276,176
Tongcheng-Elong Holdings Ltd. (a)	154,800	237,397
		2,942,899
Consumer Staples (2.0%):
China Mengniu Dairy Co. Ltd.	78,000	291,983
Wuliangye Yibin Co. Ltd., Class A	16,500	300,313
Yihai International Holding Ltd.	38,000	225,879
		818,175
Energy (1.5%):
China Oilfield Services Ltd., Class H	276,000	330,042
PetroChina Co. Ltd., Class H	532,000	272,898
		602,940
Financials (5.8%):
China Construction Bank Corp., Class H	1,097,638	836,377
China Galaxy Securities Co. Ltd.	437,000	232,652

Security Description	Shares	Value
China Merchants Bank Co. Ltd., Class H	76,000	$361,477
Ping An Insurance Group Co. of China Ltd.	82,000	942,509
		2,373,015
Industrials (0.8%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	517,000	350,165

Information Technology (1.1%):
Beijing Sinnet Technology Co. Ltd., Class A	107,900	280,905
Kingdee International Software Group Co. Ltd.	166,000	174,815
		455,720
Materials (0.8%):
Anhui Conch Cement Co. Ltd., Class H	55,000	326,397

Real Estate (1.1%):
China SCE Group Holdings Ltd.	454,000	209,229
Sunac China Holdings Ltd.	58,000	233,148
		442,377
		10,871,069
Cyprus (0.6%):

Financials (0.6%):
TCS Group Holding PLC, GDR	13,960	244,091

Greece (1.0%):

Communication Services (0.6%):
Hellenic Telecommunications Organization SA	19,292	265,755

Industrials (0.4%):
Mytilineos Holdings SA	14,765	154,180
		419,935
Hong Kong (4.2%):

Consumer Discretionary (0.5%):
Xinyi Glass Holdings Ltd.	198,000	218,104

Energy (0.6%):
Kunlun Energy Co. Ltd.	288,000	248,169

Health Care (1.2%):
CSPC Pharmaceutical Group Ltd.	240,000	481,650

Industrials (0.4%):
CIMC Enric Holdings Ltd.	268,000	154,454

Information Technology (0.5%):
Kingboard Laminates Holdings Ltd.	252,000	227,286

Real Estate (1.0%):
Shimao Property Holdings Ltd.	136,000	397,194
		1,726,857
India (9.7%):

Consumer Discretionary (0.8%):
Aditya Birla Fashion And Retail Ltd. (a)	54,722	163,345
The Indian Hotels Co. Ltd.	70,068	158,109
		321,454
Energy (2.1%):
Petronet LNG Ltd.	62,053	227,755
Reliance Industries Ltd.	34,604	651,613
		879,368
Financials (2.9%):
Axis Bank Ltd.	32,820	317,643
Cholamandalam Investment and Finance Co. Ltd.	59,750	259,770
Housing Development Finance Corp. Ltd.	16,484	460,154

Security Description	Shares	Value
REC Ltd.	84,232	$146,574
		1,184,141
Industrials (0.9%):
Adani Ports & Special Economic Zone Ltd.	61,080	357,173

Information Technology (1.8%):
HCL Technologies Ltd.	15,724	239,828
Infosys Ltd., ADR	44,371	504,498
		744,326
Materials (1.2%):
Ultra Tech Cement Ltd.	4,444	272,486
UPL Ltd.	23,544	200,775
		473,261
		3,959,723
Indonesia (1.8%):

Financials (0.7%):
PT Bank Negara Indonesia Persero TBK	587,100	303,927

Industrials (0.5%):
PT Wijaya Karya Persero TBK	1,589,800	215,626

Materials (0.6%):
PT Indocement Tunggal Prakarsa TBK	169,100	222,926
		742,479
Korea, Republic Of (13.5%):

Communication Services (0.4%):
Innocean Worldwide, Inc.	2,846	158,269

Consumer Discretionary (1.9%):
Fila Korea Ltd.	3,633	175,786
Hyundai Mobis Co. Ltd.	2,176	457,981
Kia Motors Corp.	4,530	172,738
		806,505
Consumer Staples (0.5%):
NeoPharm Co. Ltd.	4,500	196,045

Energy (0.9%):
SK Innovation Co. Ltd.	2,613	361,874

Financials (1.0%):
Hana Financial Group, Inc.	13,576	399,687

Industrials (0.5%):
Samsung Engineering Co. Ltd. (a)	16,175	226,928

Information Technology (7.6%):
DuzonBizon Co. Ltd.	3,769	205,924
Samsung Electro-Mechanics Co. Ltd.	6,522	561,287
Samsung Electronics Co. Ltd.	40,790	1,670,318
SK Hynix, Inc.	9,770	671,091
		3,108,620
Materials (0.7%):
Ssangyong Cement Industrial Co. Ltd.	54,997	280,641
		5,538,569
Malaysia (0.5%):

Financials (0.5%):
AMMB Holdings Berhad	204,700	202,423

Mexico (2.4%):

Communication Services (0.6%):
America Movil, Series L, ADR	17,956	266,826

Security Description	Shares	Value
Consumer Staples (0.3%):
Grupo Lala SAB de CV	117,253	$134,481

Financials (0.5%):
Gentera SAB de CV	233,425	192,598

Industrials (0.5%):
Controladora Vuela Compania de Aviacion, ADR (a)	18,743	187,618

Real Estate (0.5%):
Corporacion Inmobiliaria Vesta SAB de CV	140,165	215,316
		996,839
Netherlands (0.5%):

Consumer Discretionary (0.5%):
Prosus NV (a)	2,814	206,542

Peru (1.1%):

Financials (1.1%):
Credicorp Ltd.	2,175	453,357

Philippines (0.9%):

Financials (0.9%):
BDO Unibank, Inc.	125,670	346,848

Poland (1.3%):

Communication Services (0.8%):
CD Projekt SA	4,934	300,327

Energy (0.5%):
Grupa Lotos SA	9,573	211,548
		511,875
Russian Federation (3.8%):

Energy (1.6%):
LUKOIL PJSC, ADR	8,034	663,627

Financials (1.5%):
Sberbank of Russia PJSC, ADR	42,094	597,036

Materials (0.7%):
MMC Norilsk Nickel PJSC, ADR	10,906	279,084
		1,539,747
Saudi Arabia (0.4%):

Consumer Discretionary (0.4%):
Leejam Sports Co. JSC	6,521	141,700

South Africa (4.2%):

Communication Services (1.0%):
Naspers Ltd.	2,814	426,277

Consumer Staples (0.7%):
The SPAR Group Ltd.	24,028	303,389

Financials (1.7%):
Liberty Holdings Ltd.	52,727	391,347
Nedbank Group Ltd.	18,875	282,967
		674,314
Materials (0.8%):
AngloGold Ashanti Ltd.	17,669	326,884
		1,730,864

Security Description	Shares	Value
Taiwan (10.0%):

Consumer Discretionary (0.6%):
Giant Manufacturing Co. Ltd.	34,000	$231,284

Financials (2.4%):
Chailease Holding Co. Ltd.	64,890	262,076
Fubon Financial Holding Co. Ltd.	199,000	285,721
Yuanta Financial Holding Co. Ltd.	702,000	418,900
		966,697
Industrials (0.7%):
Far Eastern New Century Corp.	325,000	299,732

Information Technology (6.3%):
Globalwafers Co. Ltd.	50,000	504,289
Nanya Technology Corp.	129,000	335,079
Phison Electronics Corp.	17,000	151,196
Taiwan Semiconductor Manufacturing Co. Ltd.	180,259	1,601,054
		2,591,618
		4,089,331
Thailand (4.0%):

Communication Services (0.1%):
Major Cineplex Group PCL	46,100	36,045

Consumer Discretionary (0.8%):
Com7 PCL (b)	388,500	309,994

Consumer Staples (0.4%):
CP All PCL	59,600	158,216

Energy (1.0%):
PTT Exploration & Production PCL	104,200	412,512

Financials (0.6%):
Siam Commercial Bank PCL	64,600	249,365

Industrials (0.5%):
Gunkul Engineering PCL	2,209,800	224,113

Materials (0.6%):
Tipco Asphalt PCL	367,300	253,571
		1,643,816
Turkey (1.3%):

Consumer Staples (0.8%):
BIM Birlesik Magazalar AS (b)	36,698	319,866

Energy (0.5%):
Tupras Turkiye Petrol Rafinerileri AS	9,021	229,404
		549,270
United Arab Emirates (0.1%):

Real Estate (0.1%):
Aldar Properties PJSC	83,864	47,785

United Kingdom (1.3%):

Communication Services (0.3%):
Airtel Africa PLC (a)(c)	219,286	135,629

Materials (1.0%):
Anglo American PLC	7,082	162,725
Antofagasta PLC	22,814	251,806
		414,531
		550,160

Security Description	Shares	Value
United States (0.6%):

Industrials (0.6%):
Bizlink Holding, Inc.	33,000	$228,186
Total Common Stocks (Cost $34,999,501)		39,747,805

Preferred Stocks (2.0%)

Brazil (2.0%):

Financials (1.6%):
Itau Unibanco Holding S.A.	77,650	654,715

Industrials (0.4%):
Randon SA Implementos e Participacoes	79,800	184,201
		838,916
Total Preferred Stocks (Cost $815,299)		838,916

Collateral for Securities Loaned^ (0.9%)

United States (0.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (d)	83,062	83,062
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (d)	94,324	94,324
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (d)	2,779	2,779
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (d)	52,598	52,598
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (d)	45,680	45,680
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (d)	81,667	81,667
Total Collateral for Securities Loaned (Cost $360,110)		360,110
Total Investments (Cost $36,174,910) — 100.0%		40,946,831
Other assets in excess of liabilities — 0.0%		5,292
NET ASSETS - 100.00%		$40,952,123

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of this security was $135,629 and amounted to 0.3% of net assets.

(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Variable Insurance Diversified Stock Fund	September 30, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%):

Communication Services (11.8%):
Alphabet, Inc., Class C(a)	951	$1,160
Comcast Corp., Class A	15,449	696
Facebook, Inc., Class A(a)	3,747	667
Momo, Inc., ADR	6,919	214
The Walt Disney Co.	2,110	275
T-Mobile US, Inc.(a)	4,901	386
		3,398
Consumer Discretionary (14.0%):
Aaron’s, Inc.(b)	6,958	446
Amazon.com, Inc.(a)	467	811
Asbury Automotive Group, Inc.(a)	2,311	236
AutoZone, Inc.(a)	212	230
D.R. Horton, Inc.	8,215	433
Dollar General Corp.	1,093	174
eBay, Inc.	10,028	391
Group 1 Automotive, Inc.	2,114	195
McDonald’s Corp.	1,321	284
Target Corp.	3,797	406
The Home Depot, Inc.	1,895	440
		4,046
Consumer Staples (7.0%):
Medifast, Inc.	3,145	326
PepsiCo, Inc.	3,117	427
The Coca-Cola Co.	8,439	460
The Procter & Gamble Co.	3,912	487
Walmart, Inc.	2,675	317
		2,017
Energy (4.3%):
Chevron Corp.	2,602	309
Exxon Mobil Corp.	6,509	459
Phillips 66	2,438	250
Valero Energy Corp.	2,676	228
		1,246
Financials (11.5%):
Ally Financial, Inc.	13,713	454
Ameriprise Financial, Inc.	2,849	419
Credit Acceptance Corp.(a)(b)	789	364
Discover Financial Services	5,137	417
Essent Group Ltd.	8,165	389
LPL Financial Holdings, Inc.	5,246	430
NMI Holdings, Inc., Class A(a)	10,391	273
Primerica, Inc.	1,415	180
Western Alliance Bancorp	8,722	402
		3,328
Health Care (10.9%):
AbbVie, Inc.	7,077	536
Anthem, Inc.	1,516	364
Biogen, Inc.(a)	1,277	297
Bristol-Myers Squibb Co.	8,720	442
CVS Health Corp.	8,154	515
HCA Healthcare, Inc.	2,640	318
Jazz Pharmaceuticals PLC(a)	2,039	261
Medtronic PLC	1,282	139
UnitedHealth Group, Inc.	1,292	281
		3,153
Industrials (9.6%):
Air Lease Corp.	10,354	433
EMCOR Group, Inc.	2,040	176
Federal Signal Corp.	5,496	180
Herman Miller, Inc.	6,912	319
L3Harris Technologies, Inc.	1,922	401
Lockheed Martin Corp.	1,353	527
SkyWest, Inc.	5,650	324
Universal Forest Products, Inc.	10,552	421
		2,781
Information Technology (26.1%):
Adobe, Inc.(a)	760	210
Apple, Inc.	6,724	1,506
Booz Allen Hamilton Holdings Corp.	2,040	145
Broadcom, Inc.	992	274
Cabot Microelectronics Corp.	1,013	143
CDW Corp.	3,955	487
Cisco Systems, Inc.	9,337	461
EPAM Systems, Inc.(a)	1,517	277
Euronet Worldwide, Inc.(a)	1,817	266
Fiserv, Inc.(a)	1,579	164
II-VI, Inc.(a)(b)	6,691	236
Jabil, Inc.	5,310	190
Mastercard, Inc., Class A	831	226
Microsoft Corp.	11,791	1,640
Oracle Corp.	6,671	367
Visa, Inc., Class A	3,152	541
WNS Holdings Ltd., ADR, ADR(a)	4,746	279
Zebra Technologies Corp.(a)	801	165
		7,577
Materials (1.2%):
LyondellBasell Industries NV, Class A	1,809	162
Vulcan Materials Co.	1,165	176
		338
Real Estate (2.1%):
CBRE Group, Inc., Class A(a)	7,534	399
Rexford Industrial Realty, Inc.	4,497	198
		597
Total Common Stocks (Cost $24,137)		28,481

Exchange-Traded Funds (1.2%):
SPDR S&P 500 ETF Trust, 1.83%	1,179	350
Total Exchange-Traded Fund (Cost $342)		350

Collateral for Securities Loaned^ (2.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(c)	158,025	158
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(c)	179,550	180
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(c)	5,286	5
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(c)	100,067	100
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(c)	86,907	87
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(c)	155,372	155
Total Collateral for Securities Loaned (Cost $685)		685
Total Investments (Cost $25,164) - 102.1%		29,516
Other assets in excess of liabilities - (2.1%)		(616)
NET ASSETS - 100.0%		$28,900

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2019.

ADR - American Depositary Receipt

PLC - Public Liability Company

ETF- Exchange Traded Fund